BALANCE SHEET COMPONENTS - Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEET COMPONENTS
Intangibles assets	$ 3	$ 4	$ 3
Long-term deposits		3,592	75
Total Other Assets	$ 3,722	$ 3,596	$ 78